Significant Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2024
Computer equipment | Minimum
Property and Equipment, Net
Useful Life	2 years
Computer equipment | Maximum
Property and Equipment, Net
Useful Life	4 years
Computer software | Minimum
Property and Equipment, Net
Useful Life	1 year
Computer software | Maximum
Property and Equipment, Net
Useful Life	3 years
Equipment
Property and Equipment, Net
Useful Life	5 years
Furniture and fixtures
Property and Equipment, Net
Useful Life	5 years